Taxes on Income - Schedule of Reconciliation of Theoretical Taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Theoretical Taxes on income [Abstract]
Profit (loss) before income tax	23.00%	23.00%	23.00%
Profit (loss) before income tax	$ (7,001)	$ 6,089	$ 12,783
Theoretical tax expense (benefit)	1,610	(1,400)	(2,940)
Change in effective tax rate due to:
Tax benefits arising from reduced tax rate under the PTE regime	(1,007)	(590)	441
Decrease in taxes resulting from utilization of losses in the reported year for which deferred taxes were not recognized in prior years	(12)	(843)
Increase in taxes resulting from non-deductible expenses	493	2,206	261
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	137	145	1,911
Tax expense (benefit)	$ 1,221	$ (482)	$ (327)